Private Placement	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement
Private Placement

NOTE 4. PRIVATE PLACEMENT

The Sponsor has agreed to purchase an aggregate of 5,433,333 Private Placement Warrants (or 5,983,333 Private Placement Warrants if the over-allotment option is exercised in full) at a price of $1.50 per warrant ($8,150,000 in the aggregate, or $8,975,000 if the over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of Proposed Offering.

Each Private Placement Warrant is identical to the warrants offered in the Proposed Offering, except there will be no redemption rights or liquidating distributions from the trust account with respect to Private Placement Warrants, which will expire worthless if we do not consummate a Business Combination within the Combination Period.

Note 4 — Private Placement

Simultaneously with the Initial Public Offering, the Sponsor purchased an aggregate of 5,983,333 Private Placement Warrants at a price of $1.50 per warrant for an aggregate purchase price of $8,975,000.

The Private Placement Warrants are identical to the warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees.